Commitments And Contingencies-Office Rent (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Rental commitments	$ 69	$ 443